Finance Receivables - Summary of Contractual Maturities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Retail [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 25,489,945	¥ 20,201,004
Retail [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	7,063,873	5,822,035
Retail [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	5,791,490	4,599,678
Retail [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	5,034,539	3,930,516
Retail [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	3,864,320	3,013,894
Retail [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	2,334,787	1,737,460
Retail [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	1,400,936	1,097,422
Finance leases [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	2,520,492	1,947,649
Finance leases [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	961,583	736,347
Finance leases [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	673,115	534,414
Finance leases [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	505,715	402,625
Finance leases [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	265,727	196,046
Finance leases [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	96,648	64,676
Finance leases [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	17,703	13,540
Wholesale and other dealer loans [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	5,005,766	3,461,421
Wholesale and other dealer loans [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	3,587,124	2,101,711
Wholesale and other dealer loans [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	441,004	402,642
Wholesale and other dealer loans [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	223,112	266,593
Wholesale and other dealer loans [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	185,210	142,888
Wholesale and other dealer loans [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	142,215	145,964
Wholesale and other dealer loans [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 427,100	¥ 401,622